8. MINERAL PROPERTY INTERESTS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Cost of exploration	$ 22,700,000
AnnMasonNevadaUnitedStatesMember
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Cost of exploration	2,121,170
Share issued for acquisition	40,000
Share issued for acquisition, value	52,293
NorthlingPropertyMember
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Gain on sale of mineral property interests	104,914	125,916
LordsburgAndOakGrovePropertyMember
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Ownership percentage	100.00%
Cost of exploration	100,000
Share issued for acquisition	500,000
Share issued for acquisition, value	$ 326,483
Net smelter returns for options to purchase the claim	2.00%